BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATION
Summary of fair value of assets acquired and liabilities assumed

	Camelot
	RMB	US$
Total fair value of purchase consideration	5,290,553	767,058
Less:
Cash and cash equivalents	618,439	89,665
Restricted cash	1,126	163
Accounts receivable and other assets	940,511	136,361
Property and equipment, net	13,792	2,000
Intangible assets:
Customer relationship	620,100	89,906
Trademarks	474,000	68,724
Copyrights	34,100	4,944
Deferred tax assets	54,419	7,890
Deferred tax liabilities	(268,490)	(38,927)
Accounts payable and other liabilities	(871,903)	(126,415)
Non-controlling interests	(882,451)	(127,943)
Goodwill	4,556,910	660,690